                                                             Rule 497(c)
                                                             File No. 333-05037

                       SUPPLEMENT DATED DECEMBER 13, 1999

                                       TO

                            PROFILE DATED MAY 1, 1999
                                       AND
                          PROSPECTUS DATED MAY 1, 1999

                                       FOR

                                 REGATTA GOLD-NY
                           VARIABLE AND FIXED ANNUITY

          ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


         As disclosed in the Prospectus dated May 1, 1999 (the "Prospectus") for Regatta Gold-NY Variable and Fixed Annuity, Massachusetts Financial Services Company ("MFS"), a wholly-owned subsidiary of our parent company, Sun Life Assurance Company of Canada (U.S.), has retained Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), as sub-advisers to manage the assets of MFS/Foreign & Colonial Emerging Markets Equity Series (the "Series"). As disclosed in the prospectus for the MFS/Sun Life Series Trust that accompanies the Prospectus, the Series seeks capital appreciation by investing primarily in emerging market securities.

         Effective December 1, 1999, MFS assumed all portfolio management responsibilities for emerging market securities from FCM and FCEM with respect to the Series, and the sub-investment advisory agreements pursuant to which FCM and FCEM provided their services to the Series were terminated. All references to FCM, FCEM and the sub-investment advisory agreements with respect to the Series contained in the Prospectus are hereby deleted.

         Additionally, effective December 1, 1999, the name of the Series as it appears in the Profile dated May 1, 1999 for Regatta Gold-NY Variable and Fixed Annuity and in the Prospectus was changed to "Emerging Markets Equity Series."



THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF REGATTA GOLD-NY VARIABLE AND FIXED ANNUITY, DATED MAY 1, 1999, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.











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